Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosures [Line Items]
Federal					$ 0	$ 0	$ 4,268
State					0	0	0
Federal					57,152	122,559	100,701
State					(167)	(151)	(244)
Total income tax expense	$ (6,880)	$ (4,930)	$ 51,665	$ 51,749	56,985	122,408	104,725
Subsidiaries [Member]
Income Tax Disclosures [Line Items]
Federal					0	0	4,268
State					0	0	0
Federal					89,342	160,886	145,040
State					0	0	0
Total income tax expense					$ 89,342	$ 160,886	$ 149,308